Related party disclosures - Additional information (Details) $ / shares in Units, £ in Millions, $ in Millions, $ in Millions			1 Months Ended				12 Months Ended				13 Months Ended	14 Months Ended
	Jan. 24, 2024 GBP (£) shares	Jan. 24, 2024 CAD ($) $ / shares shares	Nov. 30, 2023 GBP (£)	Nov. 30, 2023 CAD ($)	Oct. 31, 2023 GBP (£)	May 31, 2023 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 USD ($)	Feb. 28, 2025 tranche shares	Feb. 28, 2025 tranche	Sep. 26, 2022 GBP (£)	Mar. 11, 2021 GBP (£)
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of additional voting equity interests acquired									0.20%	0.20%
CTBAT International Limited
Disclosure Of Transactions Between Related Parties [Line Items]
Capital reduction of joint operation | $										$ 171
Associates and JVs
Disclosure Of Transactions Between Related Parties [Line Items]
Dividends paid by the associate							£ 559	£ 438	£ 392
Organigram Inc.
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of interests in investments accounted for using equity method								£ 4
Ownership interest in associates							19.00%
Acquisition percentage							18.79%	19.40%						19.90%
Fair value total														£ 129
Organigram Inc. | Business combination
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration paid	£ 24	$ 42
Shares acquired (in shares) | shares	12,893,175	12,893,175
Price per share (CAD per share) | $ / shares		$ 3.22
Organigram Inc. | Forecast
Disclosure Of Transactions Between Related Parties [Line Items]
Purchase of interests in investments accounted for using equity method			£ 74	$ 125
Shares acquired (in shares) | shares											25,786,350
Number of tranches | tranche											2	3
Ownership interest in associates												45.00%
Proportion of voting rights held in associate												30.00%
Sanity Group GmbH
Disclosure Of Transactions Between Related Parties [Line Items]
Acquisition percentage													16.00%
Fair value total													£ 32
Steady State LLC
Disclosure Of Transactions Between Related Parties [Line Items]
Consideration paid					£ 8	£ 4
NCI percentage acquired							10.80%	5.76%
Fair value total					£ 8	£ 4		£ 4
Hrvatski Duhani D D Tobacco Leaf Processing
Disclosure Of Transactions Between Related Parties [Line Items]
NCI percentage acquired							1.31%		2.70%
Payment to acquire NCI							£ 1	£ 1	£ 1
Acquisition percentage								3.30%
Samfruit
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value total								£ 1	£ 1
Samfruit | Uzbekistan
Disclosure Of Transactions Between Related Parties [Line Items]
Ownership interest in associates								45.40%	42.61%	42.61%
Brascuba Cigarrillos S.A
Disclosure Of Transactions Between Related Parties [Line Items]
Payment to match contributions made by non-controlling interests									£ 6
Bentoel
Disclosure Of Transactions Between Related Parties [Line Items]
Fair value total									£ 4